Common Stock	12 Months Ended
Dec. 31, 2019
Common Stock [Abstract]
Common Stock

10.Common Stock

The following transactions occurred during the years ended December 31, 2019 and 2018:

Reverse Stock Split

On April 12, 2019 the Company effected a 1-for-12 reverse stock split of the outstanding shares of the Company’s common stock.  Each 12 shares of the Company’s common stock, par value $0.0001 per share, issued and outstanding at the effective time of the reverse stock split were reclassified and combined into one share of common stock par value $0.0001 per share. The number of shares of common stock and preferred stock the Company is authorized to issue remained unchanged at 75,000,000 and 10,000,000, respectively.  All share and per share amounts have been restated for all periods to give retroactive effect to the reverse stock split.  Accordingly, an amount equal to the par value of the decreased shares resulting from the reverse stock split was reclassified from “Common stock” to “Additional paid-in capital.”

Authorized Shares

On August 30, 2018, the Company’s stockholders approved an increase in the Company’s authorized shares of stock from 50,000,000 to 75,000,000.

Public Offerings

October 2018

On October 19, 2018, the Company closed a registered direct offering of 480,770 shares of common stock and warrants to purchase up to 480,771 shares of common stock, resulting in gross proceeds to the Company of approximately $7,500,000.  The common stock and warrants were sold in units, consisting of a share of common stock and a warrant to purchase a share of common stock, at a price of $15.60 per unit, with an exercise price for the warrants of $20.04 per share.  The warrants became exercisable April 19, 2019 and will remain exercisable through April 19, 2024.  The Company also issued warrants to purchase up to 28,848 shares of the Company’s common stock, at an exercise price of $19.50 per share, to designees of the placement agent in the offering.  The warrants issued to the investors and to the placement agent are classified as equity instruments.  The closing costs of this offering of $896,117 included $286,906 for the placement agent warrants and $627,211 in placement agent and other fees that are recorded as a reduction of the gross proceeds of the offering.

January 2019

On January 25, 2019, the Company closed an underwritten public offering of 895,834 shares of common stock and warrants to purchase up to 895,886 shares of common stock, resulting in gross proceeds to the Company of approximately $8,600,000.  The common stock and warrants were sold in units, consisting of a share of common stock and a warrant to purchase a share of common stock, at a price of $9.60 per unit, with an exercise price for the warrants of $9.60 per share.  The warrants were immediately exercisable and will remain exercisable until January 25, 2024.  The warrants issued are classified as equity instruments.  The closing costs of this offering were $1,046,172 in underwriter’s and other professional fees that are recorded as a reduction in the gross proceeds of the offering.